Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible Assets, Net
Gross carrying value	¥ 12,599,780,000		¥ 11,489,405,000
Accumulated amortization	(9,490,177,000)		(8,288,393,000)
Net carrying value	3,109,603,000		3,201,012,000		$ 444,667
Amortization expenses	1,545,200,000	$ 220,959	1,772,400,000	¥ 2,003,199,000
Impairment charge	0		0	0
Goodwill	¥ 2,818,125,000		¥ 2,725,130,000	¥ 2,725,130,000	$ 402,987
Subsidiaries [Member]
Intangible Assets, Net
Subsidiary or Equity Method Investee	56.60%	56.60%	29.90%
Intangible Assets, Net	¥ 246,000,000
Goodwill	93,000,000
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	9,647,998,000		¥ 8,804,134,000
Accumulated amortization	(7,647,389,000)		(6,686,903,000)
Net carrying value	¥ 2,000,609,000		2,117,231,000
Weighted-average useful lives	4 years 10 months 9 days	4 years 10 months 9 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value	¥ 282,941,000		310,676,000
Accumulated amortization	(240,657,000)		(240,913,000)
Net carrying value	42,284,000		69,763,000
Intellectual property and others
Intangible Assets, Net
Gross carrying value	2,668,841,000		2,374,595,000
Accumulated amortization	(1,602,131,000)		(1,360,577,000)
Net carrying value	¥ 1,066,710,000		¥ 1,014,018,000